Financial instruments and risk management - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,965	$ 5,775
Current assets	6,228	4,972
Non-current assets	737	803
Financial liabilities	(31,921)	(29,447)
Current liabilities	(10,158)	(9,587)
Non-current liabilities	(21,763)	(19,860)
Total net financial assets/(liabilities)	(24,956)	(23,672)
Total net financial assets/(liabilities) current	(3,930)	(4,615)
Total net financial assets/(liabilities) non-current	(21,026)	(19,057)
Borrowings	23,748	21,501
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	23,197	20,663
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(23,748)	(21,501)
Current liabilities	(2,928)	(2,885)
Non-current liabilities	(20,820)	(18,616)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7,144)	(6,658)
Current liabilities	(6,952)	(6,354)
Non-current liabilities	(192)	(304)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(126)	(208)
Current liabilities	(126)	(208)
Non-current liabilities	0	0
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(653)	(604)
Current liabilities	(112)	(95)
Non-current liabilities	(541)	(509)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,029)	(1,288)
Current liabilities	(278)	(348)
Non-current liabilities	(751)	(940)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	76	392
Non-current assets	76	392
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,542	3,525
Current assets	3,504	3,487
Non-current assets	38	38
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,200	1,130
Current assets	2,200	1,130
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	455	275
Current assets	447	275
Non-current assets	8	0
Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	1
Non-current assets	1
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,147	728
Current assets	524	355
Non-current assets	623	373
Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	388
Non-current assets	388
Fair value hedges(1) | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(210)	(376)
Current liabilities	(8)	(16)
Non-current liabilities	(202)	(360)
Cash flow hedges(1) | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(32)
Non-current liabilities		(32)
Cash flow hedges(1) | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	185
Current assets	0
Non-current assets	185
Cash flow hedges(1) | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7)	(35)
Current liabilities	(7)	(14)
Non-current liabilities	0	(21)
Cash flow hedges(1) | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	110	62
Current assets	71	58
Non-current assets	39	4
Cash flow hedges(1) | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(11)	(14)
Current liabilities	(11)	(14)
Non-current liabilities	0	0
Cash flow hedges(1) | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	5
Current assets	1	5
Non-current assets	2	0
Net investment hedges(1) | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(22)	(19)
Net investment hedges(1) | Foreign exchange risk | Derivative liabilities | Current [member]
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(14)	(1)
Net investment hedges(1) | Foreign exchange risk | Derivative liabilities | Non-current Liabilities with Covenants [member]
Disclosure of detailed information about financial instruments [line items]
Non-current liabilities	(8)	(18)
Net investment hedges(1) | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	386
Current assets	5	17
Non-current assets	0	369
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(501)	(929)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(125)	(245)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(126)	(208)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(376)	(684)
Fair value through income statement | Fair value hedges(1) | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(210)	(376)
Fair value through income statement | Cash flow hedges(1) | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(32)
Fair value through income statement | Cash flow hedges(1) | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7)	(35)
Fair value through income statement | Cash flow hedges(1) | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(11)	(14)
Fair value through income statement | Net investment hedges(1) | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(22)	(19)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(30,380)	(27,478)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(23,748)	(21,501)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,979)	(5,373)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(653)	(604)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(653)	(604)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,040)	(1,040)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,040)	(1,040)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,221	1,061
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	75	333
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	455	275
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,146	728
Fair value through income statement | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	388
Fair value through income statement | Cash flow hedges(1) | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	185
Fair value through income statement | Cash flow hedges(1) | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	110	62
Fair value through income statement | Cash flow hedges(1) | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	5
Fair value through income statement | Net investment hedges(1) | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	386
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,322	4,160
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	59
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,120	2,971
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,200	1,130
Assets at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	1
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	0
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	422	554
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	422	554
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	720	132
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(25,058)	(23,318)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	$ (618)	$ (486)